Shareholder Report, Line Graph (Details) - USD ($)	4 Months Ended	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Jun. 28, 2024	Nov. 01, 2023	Oct. 31, 2023	Aug. 31, 2023	Oct. 04, 2022
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value	$ 13,658	$ 13,658		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Account Value	$ 15,541	$ 15,541			$ 11,260	$ 12,078	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,493	10,493	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,493	10,493	10,000
SRH REIT Covered Call ETF
Account Value [Line Items]
Account Value	12,642	12,642		$ 10,000
SRH U.S. Quality ETF
Account Value [Line Items]
Account Value	$ 14,617	14,617			$ 10,908	$ 11,729	$ 10,000
TrueShares Quarterly Bear Hedge ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Quarterly Bear Hedge ETF
Account Value	$ 10,032	10,032	10,000
TrueShares Quarterly Bull Hedge ETF
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Quarterly Bull Hedge ETF
Account Value	$ 10,100	$ 10,100	$ 10,000